SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Additional Information [Abstract]
Condensed Consolidating Income Statement

Figures in millions (US dollars)	2020	2020	2020	2020	2020
Condensed consolidating income statement	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
Revenue from product sales	—	—	4,427	—	4,427
Cost of sales	—	—	(2,699)	—	(2,699)
Gain (loss) on non-hedge derivatives and other commodity contracts	—	—	(14)	(5)	(19)
Gross profit (loss)	—	—	1,714	(5)	1,709
Corporate administration, marketing and other income (expenses)	(38)	(15)	(8)	(7)	(68)
Exploration and evaluation costs	—	—	(124)	—	(124)
Impairment, derecognition of assets and profit (loss) on disposal	—	—	(1)	—	(1)
Other income (expenses)	(16)	(4)	(40)	3	(57)
Operating profit (loss)	(54)	(19)	1,541	(9)	1,459
Interest income	3	7	17	—	27
Dividend received	9	—	(7)	—	2
Foreign exchange and other gains (losses)	(3)	1	2	—	—
Finance costs and unwinding of obligations	(11)	(119)	(63)	16	(177)
Share of associates and joint ventures’ profit (loss)	—	—	444	(166)	278
Equity gain (loss) in subsidiaries	1,126	1,263	—	(2,389)	—
Profit (loss) before taxation	1,070	1,133	1,934	(2,548)	1,589
Taxation	(74)	—	(551)	—	(625)
Profit (loss) after taxation from continuing operations	996	1,133	1,383	(2,548)	964
Discontinued operations
Profit (loss) from discontinued operations	(43)	—	5	45	7
Profit (loss) for the period	953	1,133	1,388	(2,503)	971
Allocated as follows:
Equity shareholders
- Continuing operations	996	1,133	1,365	(2,548)	946
- Discontinued operations	(43)	—	5	45	7
Non-controlling interests
- Continuing operations	—	—	18	—	18
	953	1,133	1,388	(2,503)	971
Comprehensive income (loss)	1,077	1,251	1,427	(2,660)	1,095
Comprehensive (income) loss attributable to non-controlling interests	—	—	(18)	—	(18)
Comprehensive income (loss) attributable to AngloGold Ashanti	1,077	1,251	1,409	(2,660)	1,077

Figures in millions (US dollars)	2019	2019	2019	2019	2019
Condensed consolidating income statement	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
Revenue from product sales	—	—	3,525	—	3,525
Cost of sales	(1)	—	(2,625)	—	(2,626)
Gain (loss) on non-hedge derivatives and other commodity contracts	—	—	5	—	5
Gross profit (loss)	(1)	—	905	—	904
Corporate administration, marketing and other income (expenses)	(41)	(6)	(17)	(18)	(82)
Exploration and evaluation costs	—	—	(112)	—	(112)
Impairment, derecognition of assets and profit (loss) on disposal	—	(3)	(6)	3	(6)
Other income (expenses)	(10)	3	135	(211)	(83)
Operating profit (loss)	(52)	(6)	905	(226)	621
Interest income	3	6	5	—	14
Foreign exchange and other gains (losses)	—	(4)	(8)	—	(12)
Finance costs and unwinding of obligations	(16)	(106)	(56)	6	(172)
Share of associates and joint ventures’ profit (loss)	—	—	154	14	168
Equity gain (loss) in subsidiaries	302	815	—	(1,117)	—
Profit (loss) before taxation	237	705	1,000	(1,323)	619
Taxation	32	—	(282)	—	(250)
Profit (loss) after taxation from continuing operations	269	705	718	(1,323)	369
Discontinued operations
Profit (loss) from discontinued operations	(281)	—	(95)	—	(376)
Profit (loss) for the period	(12)	705	623	(1,323)	(7)

Allocated as follows:
Equity shareholders
- Continuing operations	269	705	713	(1,323)	364
- Discontinued operations	(281)	—	(95)	—	(376)
Non-controlling interests
Continuing operations	—	—	5	—	5
	(12)	705	623	(1,323)	(7)
Comprehensive income (loss)	2	717	618	(1,330)	7
Comprehensive (income) loss attributable to non-controlling interests	—	—	(5)	—	(5)
Comprehensive income (loss) attributable to AngloGold Ashanti	2	717	613	(1,330)	2

Figures in millions (US dollars)	2018	2018	2018	2018	2018
Condensed consolidating income statement	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
Revenue from product sales	—	—	3,336	—	3,336
Cost of sales	(2)	—	(2,582)	—	(2,584)
Gain (loss) on non-hedge derivatives and other commodity contracts	—	—	(2)	—	(2)
Gross profit (loss)	(2)	—	752	—	750
Corporate administration, marketing and other income (expenses)	(12)	(20)	(13)	(31)	(76)
Exploration and evaluation costs	—	—	(98)	—	(98)
Impairment, derecognition of assets and profit (loss) on disposal	—	1	(9)	1	(7)
Other income (expenses)	(10)	10	(70)	(9)	(79)
Operating profit (loss)	(24)	(9)	562	(39)	490
Interest income	—	4	4	—	8
Dividend received	2	—	—	—	2
Foreign exchange and other gains (losses)	—	(6)	(3)	—	(9)
Finance costs and unwinding of obligations	(16)	(107)	(45)	—	(168)
Share of associates and joint ventures’ profit (loss)	5	—	108	9	122
Equity gain (loss) in subsidiaries	142	490	—	(632)	—
Profit (loss) before taxation	109	372	626	(662)	445
Taxation	23	—	(235)	—	(212)
Profit (loss) after taxation from continuing operations	132	372	391	(662)	233
Discontinued operations
Profit (loss) from discontinued operations	1	—	(84)	—	(83)
Profit (loss) for the period	133	372	307	(662)	150

Allocated as follows:
Equity shareholders
- Continuing operations	132	372	374	(662)	216
- Discontinued operations	1	—	(84)	—	(83)
Non-controlling interests
- Continuing operations	—	—	17	—	17
	133	372	307	(662)	150
Comprehensive income (loss)	(8)	320	301	(604)	9
Comprehensive (income) loss attributable to non-controlling interests	—	—	(17)	—	(17)
Comprehensive income (loss) attributable to AngloGold Ashanti	(8)	320	284	(604)	(8)

Condensed Consolidating Statement of Financial Position

Figures in millions (US dollars)	2020	2020	2020	2020	2020
Condensed consolidating statement of financial position	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
ASSETS
Non-current assets
Tangible and right of use assets	2	—	3,001	22	3,026
Intangible assets	1	—	132	(1)	131
Investments in subsidiaries, associates and joint ventures	3,859	5,019	1,609	(8,835)	1,651
Other investments	1	3	185	(2)	188
Inventories	—	—	69	—	69
Trade and other receivables	28	33	203	(29)	235
Deferred taxation	—	—	7	—	7
Cash restricted for use	—	—	31	—	31
	3,891	5,055	5,237	(8,845)	5,338
Current assets
Inventories, trade and other receivables, intergroup balances and other current assets	84	812	1,574	(1,508)	962
Cash restricted for use	—	—	42	—	42
Cash and cash equivalents	176	572	582	—	1,330
	260	1,384	2,198	(1,508)	2,334
Assets held for sale	—	—	—	—	—
	260	1,384	2,198	(1,508)	2,334

Total assets	4,151	6,439	7,435	(10,353)	7,672

EQUITY AND LIABILITIES
Share capital and premium	7,214	6,096	807	(6,903)	7,214
Retained earnings (accumulated losses) and other reserves	(3,519)	(1,694)	2,369	(675)	(3,519)
Shareholders’ equity	3,695	4,402	3,176	(7,578)	3,695
Non-controlling interests	—	—	45	—	45
Total equity	3,695	4,402	3,221	(7,578)	3,740

Non-current liabilities	128	1,724	1,121	—	2,973
Current liabilities including intergroup balances	328	313	3,093	(2,775)	959
Liabilities held for sale	—	—	—	—	—
Total liabilities	456	2,037	4,214	(2,775)	3,932
Total equity and liabilities	4,151	6,439	7,435	(10,353)	7,672

Figures in millions (US dollars)	2019	2019	2019	2019	2019
Condensed consolidating statement of financial position	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
ASSETS
Non-current assets
Tangible assets and right of use assets	4	—	2,740	6	2,750
Intangible assets	1	—	123	(1)	123
Investments in subsidiaries, associates and joint ventures	2,646	4,612	1,459	(7,136)	1,581
Other investments	2	2	74	(2)	76
Inventories	—	—	93	—	93
Trade and other receivables	—	29	122	(29)	122
Deferred taxation	105	—	—	—	105
Cash restricted for use	—	—	31	—	31
	2,758	4,643	4,642	(7,162)	4,881
Current assets
Other investments	—	10	—	—	10
Inventories, trade and other receivables, intergroup balances and other current assets	333	619	1,247	(1,317)	882
Cash restricted for use	—	—	33	—	33
Cash and cash equivalents	12	102	342	—	456
	345	731	1,622	(1,317)	1,381
Assets held for sale	253	—	348	—	601
	598	731	1,970	(1,317)	1,982

Total assets	3,356	5,374	6,612	(8,479)	6,863
EQUITY AND LIABILITIES
Share capital and premium	7,199	6,096	837	(6,933)	7,199
Retained earnings (accumulated losses) and other reserves	(4,559)	(2,715)	1,668	1,047	(4,559)
Shareholders’ equity	2,640	3,381	2,505	(5,886)	2,640
Non-controlling interests	—	—	36	—	36
Total equity	2,640	3,381	2,541	(5,886)	2,676

Non-current liabilities	225	1,031	1,222	—	2,478
Current liabilities including intergroup balances	401	962	2,667	(2,593)	1,437
Liabilities held for sale	90	—	182	—	272
Total liabilities	716	1,993	4,071	(2,593)	4,187
Total equity and liabilities	3,356	5,374	6,612	(8,479)	6,863

Figures in millions (US dollars)	2018	2018	2018	2018	2018
Condensed consolidating statement of financial position	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
ASSETS
Non-current assets
Tangible assets	625	—	2,756	—	3,381
Intangible assets	1	—	123	(1)	123
Investments in subsidiaries, associates and joint ventures	2,383	4,255	1,398	(6,508)	1,528
Other investments	2	3	138	(2)	141
Inventories	1	—	105	—	106
Trade and other receivables	—	29	102	(29)	102
Cash restricted for use	—	—	35	—	35
	3,012	4,287	4,657	(6,540)	5,416
Current assets
Other investments	—	6	—	—	6
Inventories, trade and other receivables, intergroup balances and other current assets	390	416	1,166	(1,111)	861
Cash restricted for use	—	—	31	—	31
Cash and cash equivalents	7	97	225	—	329
	397	519	1,422	(1,111)	1,227

Total assets	3,409	4,806	6,079	(7,651)	6,643
EQUITY AND LIABILITIES
Share capital and premium	7,171	6,096	821	(6,917)	7,171
Retained earnings (accumulated losses) and other reserves	(4,519)	(3,310)	1,406	1,904	(4,519)
Shareholders’ equity	2,652	2,786	2,227	(5,013)	2,652
Non-controlling interests	—	—	42	—	42
Total equity	2,652	2,786	2,269	(5,013)	2,694

Non-current liabilities	319	1,734	1,103	—	3,156
Current liabilities including intergroup balances	438	286	2,707	(2,638)	793
Total liabilities	757	2,020	3,810	(2,638)	3,949
Total equity and liabilities	3,409	4,806	6,079	(7,651)	6,643

Condensed Consolidating Statement of Cash Flow

Figures in millions (US dollars)	2020	2020	2020	2020	2020
Condensed consolidating statement of cash flow	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
Cash flows from operating activities
Cash generated from (used by) operations	(100)	(18)	1,948	(2)	1,828
Net movement in intergroup receivables and payables	29	(218)	191	(2)	—
Dividends received from joint ventures	—	148	—	—	148
Taxation paid	—	—	(431)	—	(431)
Net cash inflow (outflow) from operating activities from continuing operations	(71)	(88)	1,708	(4)	1,545
Net cash inflow (outflow) from operating activities from discontinued operations	74	—	35	—	109
Net cash inflow (outflow) from operating activities	3	(88)	1,743	(4)	1,654
Cash flows from investing activities
Capital expenditure	—	—	(701)	—	(701)
Interest capitalised and paid	—	—	—	(17)	(17)
Acquisition of intangible assets	(1)	—	—	—	(1)
Proceeds from disposal of tangible assets	1	—	2	—	3
Dividends from other investments	9	—	—	—	9
Other investments acquired	—	—	(8)	—	(8)
Proceeds from disposal of other investments	—	9	—	—	9
Proceeds from disposal of joint ventures	—	26	—	—	26
Net loans repaid by (advanced to) associates and joint ventures	10	2	—	—	12
Disposal (acquisition) of subsidiaries and recognition of joint operation	(10)	(8)	10	10	2
Proceeds from disposal of discontinued assets and subsidiaries	205	—	—	(5)	200
Decrease (increase) in cash restricted for use	1	—	(10)	—	(9)
Interest received	3	8	16	—	27
Net cash inflow (outflow) from investing activities from continuing operations	218	37	(691)	(12)	(448)
Net cash inflow (outflow) from investing activities from discontinued operations	(24)	—	(7)	—	(31)
Cash in subsidiaries sold and transferred to held for sale	—	—	3	—	3
Net cash inflow (outflow) from investing activities	194	37	(695)	(12)	(476)
Cash flows from financing activities
Increase in share capital	—	—	10	(10)	—
Proceeds from borrowings	133	2,050	43	—	2,226
Repayment of borrowings	(193)	(2,050)	(114)	—	(2,357)
Finance costs paid	(7)	(98)	(30)	17	(118)
Other borrowing costs	—	(33)	—	—	(33)
Dividends paid	(38)	—	(9)	—	(47)
Intergroup dividends received (paid)	52	652	(704)	—	—
Net cash inflow (outflow) from financing activities from continuing operations	(53)	521	(804)	7	(329)
Net cash inflow (outflow) from financing activities from discontinued operations	—	—	—	—	—
Net cash inflow (outflow) from financing activities	(53)	521	(804)	7	(329)
Net increase (decrease) in cash and cash equivalents	144	470	244	(9)	849
Translation	20	—	(4)	9	25
Cash and cash equivalents at beginning of year	12	102	342	—	456
Cash and cash equivalents at end of year	176	572	582	—	1,330

Figures in millions (US dollars)	2019	2019	2019	2019	2019
Condensed consolidating statement of cash flow	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
Cash flows from operating activities
Cash generated from (used by) operations	(59)	(8)	1,165	4	1,102
Net movement in intergroup receivables and payables	35	(205)	177	(7)	—
Dividends received from joint ventures	—	77	—	—	77
Taxation refund	—	—	7	—	7
Taxation paid	—	—	(228)	—	(228)
Net cash inflow (outflow) from operating activities from continuing operations	(24)	(136)	1,121	(3)	958
Net cash inflow (outflow) from operating activities from discontinued operations	58	—	31	—	89
Net cash inflow (outflow) from operating activities	34	(136)	1,152	(3)	1,047
Cash flows from investing activities
Capital expenditure	—	—	(703)	—	(703)
Interest capitalised and paid	—	—	—	(6)	(6)
Proceeds from disposal of tangible assets	—	—	3	—	3
Other investments acquired	—	—	(9)	—	(9)
Proceeds from disposal of other investments	—	—	3	—	3
Investments in associates and joint ventures	—	—	(5)	—	(5)
Net loans repaid by (advanced to) associates and joint ventures	17	4	(1)	—	20
Increase in investment in subsidiary	(16)	—	—	16	—
Disposal (acquisition) of subsidiaries	—	(8)	8	—	—
Interest received	3	5	6	—	14
Net cash inflow (outflow) from investing activities from continuing operations	4	1	(698)	10	(683)
Net cash inflow (outflow) from investing activities from discontinued operations	(46)	—	(8)	—	(54)
Cash in subsidiaries sold and transferred to held for sale	—	—	(6)	—	(6)
Net cash inflow (outflow) from investing activities	(42)	1	(712)	10	(743)
Cash flows from financing activities
Increase in share capital	—	—	16	(16)	—
Proceeds from borrowings	130	—	38	—	168
Repayment of borrowings	(124)	—	(41)	—	(165)
Finance costs paid	(10)	(102)	(31)	6	(137)
Dividends paid	(28)	—	(15)	—	(43)
Intergroup dividends received (paid)	44	242	(286)	—	—
Net cash inflow (outflow) from financing activities from continuing operations	12	140	(319)	(10)	(177)
Net cash inflow (outflow) from financing activities from discontinued operations	—	—	—	—	—
Net cash inflow (outflow) from financing activities	12	140	(319)	(10)	(177)
Net increase (decrease) in cash and cash equivalents	4	5	121	(3)	127
Translation	1	—	(4)	3	—
Cash and cash equivalents at beginning of year	7	97	225	—	329
Cash and cash equivalents at end of year	12	102	342	—	456

Figures in millions (US dollars)	2018	2018	2018	2018	2018
Condensed consolidating statement of cash flow	AngloGold Ashanti (the “Guarantor”)	IOMco (the “Issuer”)	Other subsidiaries (the “Non-Guarantor Subsidiaries”)	Consolidation adjustments	Total
Cash flows from operating activities
Cash generated from (used by) operations	(93)	(18)	1,034	8	931
Net movement in intergroup receivables and payables	73	(215)	130	12	—
Dividends received from joint ventures	—	91	—	—	91
Taxation refund	—	—	5	—	5
Taxation paid	—	—	(171)	—	(171)
Net cash inflow (outflow) from operating activities from continuing operations	(20)	(142)	998	20	856
Net cash inflow (outflow) from operating activities from discontinued operations	(27)	—	28	—	1
Net cash inflow (outflow) from operating activities	(47)	(142)	1,026	20	857
Cash flows from investing activities
Capital expenditure	—	—	(575)	—	(575)
Proceeds from disposal of tangible assets	—	—	4	6	10
Dividends from other investments	2	—	—	—	2
Other investments acquired	—	—	(13)	—	(13)
Proceeds from disposal of other investments	—	—	7	—	7
Investments in associates and joint ventures	—	—	(8)	—	(8)
Net loans repaid by (advanced to) associates and joint ventures	9	10	(2)	—	17
Disposal (acquisition) of subsidiaries	—	(7)	7	—	—
Decrease (increase) in cash restricted for use	—	1	(6)	(1)	(6)
Interest received	—	1	4	—	5
Net cash inflow (outflow) from investing activities from continuing operations	11	5	(582)	5	(561)
Net cash inflow (outflow) from investing activities from discontinued operations	207	—	19	—	226
Net cash inflow (outflow) from investing activities	218	5	(563)	5	(335)
Cash flows from financing activities
Proceeds from borrowings	407	45	301	—	753
Repayment of borrowings	(570)	(80)	(317)	—	(967)
Finance costs paid	(12)	(102)	(16)	—	(130)
Other borrowing costs	—	(10)	—	—	(10)
Dividends paid	(24)	—	(15)	—	(39)
Intergroup dividends received (paid)	25	360	(386)	1	—
Net cash inflow (outflow) from financing activities from continuing operations	(174)	213	(433)	1	(393)
Net cash inflow (outflow) from financing activities from discontinued operations	—	—	—	—	—
Net cash inflow (outflow) from financing activities	(174)	213	(433)	1	(393)
Net increase (decrease) in cash and cash equivalents	(3)	76	30	26	129
Translation	(1)	—	22	(26)	(5)
Cash and cash equivalents at beginning of year	11	21	173	—	205
Cash and cash equivalents at end of year	7	97	225	—	329